Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 7,146,898	$ 7,505,388
Accounts receivable, net of credit loss allowance of $23,067 and $19,388		1,237,818	1,004,203
Other receivable, net of credit loss allowance of $Nil and $Nil		378,076	362,974
Amount due from a director		33,094	33,094
Deposits and prepayment		109,040	42,646
Taxes recoverable		53,424	84,352
Deferred costs		374,286	374,286
Contract assets, net of credit loss allowance of $5,839 and $8,530		739,613	553,218
Total current assets		10,072,249	9,960,161
NON-CURRENT ASSETS
Property, plant, equipment, net		96,695	53,549
Right-of-use assets, operating lease		60,914	28,741
Deposits and prepayment		255,641	273,974
Deposits – related party		897,436	897,436
Total non-current assets		1,310,686	1,253,700
TOTAL ASSETS		11,382,935	11,213,861
Current Liabilities
Accounts payable		583,030	745,032
Accounts payable – related party		199,565
Other payables and accrued liabilities		184,627	391,868
Contract liabilities			9,479
Operating lease liabilities - current		45,298	30,818
Total current liabilities		1,012,520	1,177,197
TOTAL LIABILITIES		1,012,520	1,177,197
Commitments
EQUITY
Ordinary shares, $0.2 par value, 500,000,000 shares authorized, 1,526,113 and 2,415,472 shares issued and outstanding as of September 30, 2025 and March 31, 2026, respectively*	[1]	483,100	305,228
Management shares, $0.2 par value, designated and authorized pursuant to the Management Shares Board Resolution, 100 and 100 shares issued and outstanding as of September 30, 2025 and March 31, 2026, respectively		20	20
Subscription receivable		(14,125)	(14,125)
Additional paid-in capital		7,533,853	7,349,249
Accumulated other comprehensive income		2,493	331
Retained earnings		2,365,074	2,395,961
Total shareholders’ equity		10,370,415	10,036,664
TOTAL LIABILITIES AND EQUITY		$ 11,382,935	$ 11,213,861

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025